Investment in Affiliate (Details) (Box Ships Inc., USD $)	Jun. 30, 2013	Dec. 31, 2012
Box Ships Inc.
Investments In And Advances To Affiliates [Line Items]
Number of shares in affiliate held by the Company	3,437,500	3,437,500
Percentage of ownership in Box Ships	13.80%	16.40%
Price of Box Ships common stock	$ 3.8
Fair value of the investment in Box Ships Inc.	$ 13,062,500